Income taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Unrecognized tax benefits and related interest and penalties	$ 104.5	$ 103.3
Unrecognized tax benefits	80.4	81.0
Interest and related penalties	$ 24.1	$ 22.3